Regulatory Assets and Liabilities	12 Months Ended
Dec. 31, 2021
7. Regulatory Assets and Liabilities
Regulatory Assets and Liabilities
7. REGULATORY

ASSETS AND LIABILITIES
Regulatory assets represent prudently incurred costs that have been deferred because it is probable they
will be recovered through future rates or tolls collected from customers.

Management believes existing
regulatory assets are probable for recovery either because

the Company received specific approval from
the applicable regulator, or

due to regulatory precedent established for similar circumstanc

es. If
management no longer considers it probable that an asset

will be recovered, the deferred costs are
charged to income.

Regulatory liabilities represent obligations to make refunds to customers or to reduce future revenues for
previous collections. If management no longer considers

it probable that a liability will be settled, the
related amount is recognized in income.
For regulatory assets and liabilities that are amortized, the amortization is as approved by the respective
regulator.
As at December 31 December 31
millions of Canadian dollars

2021 2020
Regulatory assets
Deferred income tax regulatory assets $

1,045 $

887
Tampa

Electric capital cost recovery for early retired assets

657 -
Pension and post-retirement medical plan

291

394
Regulated fuel adjustment mechanism

145 -
NMGC winter event gas cost recovery

117 -
Cost recovery clauses

114

49
Storm restoration regulatory asset

35

41
Environmental remediations

27

28
Stranded cost recovery

26

26
Deferrals related to derivative instruments

23

65
Demand side management ("DSM") deferral

10

15
Unamortized defeasance costs

10

13
Other

66

66
$

2,566 $

1,584
Current $

253 $

165
Long-term

2,313

1,419
Total

regulatory assets

$

2,566 $

1,584
Regulatory liabilities
Deferred income tax regulatory liabilities

863

933
Accumulated reserve - cost of remova
l

819

865
Deferrals related to derivative instruments

241

15
Storm reserve

58

62
Cost recovery clauses

35

31
Self-insurance fund (note 32)

28

28
Regulated fuel adjustment mechanism

-

21
Other

11 6
$

2,055 $

1,961
Current $

290 $

129
Long-term

1,765

1,832
Total

regulatory liabilities
$

2,055 $

1,961
Deferred Income Tax

Regulatory Assets and Liabilities
To

the extent deferred income taxes are expected to be recovered from or returned to customers in future
years, a regulatory asset or liability is recognized as appropriate.

Tampa Electric Capital

Cost Recovery for Early Retired Assets
This regulatory asset is related to the remaining net book

value of Big Bend Power Station Units 1
through 3 and smart meter assets that were retired. The

balance earns a rate of return as permitted by
the FPSC and will be recovered as a separate line item on customer bills for a period of
15 years . This
recovery mechanism is authorized by and survives the

term of the settlement agreement approved by the
FPSC in 2021. See “Tampa

Electric Big Bend Modernization Project” below for further

information.
Pension and Post-Retirement Medical Plan

This asset is primarily related to the deferred costs of pension and post-retirement benefits at Tam

pa
Electric, PGS and NMGC. It is included in rate base and

earns a rate of return as permitted by the FPSC
and New Mexico Public Regulation Commission (“NMPRC”)

as applicable. It is amortized over the
remaining service life of plan participants.
Regulated Fuel Adjustment Mechanism
This regulated

asset is the difference between actual fuel costs

and amounts recovered from NSPI
customers through electricity rates in a given year,

and deferred to a fuel adjustment mechanism (“FAM”)
regulatory asset or liability and recovered from or returned to customers in a subsequent year.

As
approved on December 6, 2019 as part of NSPI’s

three-year fuel stability plan, differences

between
actual fuel costs and fuel revenues recovered from customers for the years 2020 to 2022, will be
recovered or returned to customers after 2022. The Nova Scotia Utility and Review Board’s (“UARB”)
decision to approve the fuel stability plan directed that

any annual non-fuel revenues above NSPI’s
approved range of ROE are to be applied to the FAM.
NMGC Winter Event Gas Cost Recovery
In February 2021, the State of New Mexico experienced

an extreme cold weather event that resulted in
an incremental $ 108

million USD for gas costs above what it would normally

have paid during this period.
NMGC normally recovers gas supply and related costs

through a purchased gas adjustment clause. On
April 16, 2021, NMGC filed a Motion for Extraordinary Relief,

as permitted by the NMPRC rules, to extend
the terms of the repayment of the incremental gas costs

and to recover a carrying charge. On June 15,
2021, the NMPRC approved the recovery of $ 108

million USD and related borrowing costs over a period
of 30 months beginning July 1, 2021.

Cost Recovery Clauses

These assets and liabilities are related to Tampa

Electric, PGS and NMGC clauses and riders. They

are
recovered or refunded through cost-recovery mechanisms

approved by the FPSC or NMPRC, as
applicable, on a dollar-for-dollar basis in a subsequent

period.
Storm Restoration Regulatory Asset
This asset represents storm restoration costs, primarily

incurred by GBPC. GBPC maintains insurance for
its generation facilities and, as with most utilities, its transmission and distribution networks are not
covered by commercial insurance.

In January 2020, the Grand Bahama Port Authority (“GBPA”)

approved the recovery of $
15

million USD
of costs related to Hurricane Dorian in 2019, over a five -year period. The recovery was implemented through rates on January 1, 2021.
Restoration costs

associated with Hurricane Matthew in 2016 are being

recovered through an approved
fuel charge. Additional details on the recovery are included under the GBPC section below.

The balance
of the regulatory asset as at December 31, 2021 is $ 12

million USD.

Environmental Remediations
This asset is primarily related to PGS costs associated with environmental remediation at Manufactured
Gas Plant sites.

The balance is included in rate base, partially offsetting

the related liability,

and earns a
rate of return as permitted by the FPSC. The timing of recovery is based on a settlement agreement
approved by the FPSC.
Stranded Cost Recovery
Due to the decommissioning of a GBPC steam turbine

in 2012, the GBPA

approved the recovery of a $
21
million USD stranded cost through electricity rates; it is

included in rate base and is expected to be
included in rates in future years.

Deferrals Related to Derivative Instruments
This asset is primarily related to NSPI deferring changes in fair value of derivatives that are documented
as economic hedges or that do not qualify for NPNS

exemption, as a regulatory asset or liability as
approved by its regulator. The

realized gain or loss is recognized when the hedged

item settles in
regulated fuel for generation and purchased power,

inventory, operating,

maintenance or general or
property, plant and equipment,

depending on the nature of the item being economically hedged.

DSM Deferral
The UARB approved implementation of the 2015 DSM deferral set at $35 million in 2015 and recoverable from customers over an 8-year period beginning in 2016.
The UARB directed EfficiencyOne, a franchisee

appointed by the Province of Nova Scotia to provide
NSPI with electricity efficiency and conservation

activities under the
Public Utilities Act , to review
financing options through which EfficiencyOne

would borrow the 2015 deferral amount from

a commercial
lender in order to repay NSPI the amount it expended

on behalf of its customers in 2015. In December
2016, EfficiencyOne secured financing and $ 31

million was advanced to NSPI to finance the 2015

DSM
deferral. In February 2017, EfficiencyOne advanced

an additional $
2

million to NSPI. As NSPI collects the
associated amounts from customers over the remaining three years , it will repay the balance to
EfficiencyOne. This has been set up as a liability in

“Other long-term liabilities” with the current portion

of
the liability included in “Other current liabilities” on the

Consolidated Balance Sheets.
Unamortized Defeasance Costs
Upon privatization in 1992, NSPI became responsible for

managing a portfolio of defeasance securities
held in trust that provide the principal and interest streams to match the related defeased debt, which as
at December 31, 2021, totalled $ 200

million (2020 – $
582

million). The excess of the cost of defeasance
investments over the face value of the related debt is deferred on the balance sheet and amortized over
the life of the defeased debt as permitted by the UARB.
Accumulated Reserve – Cost of Removal (“COR”)
This regulatory liability represents the non-ARO COR reserve in Tampa

Electric, PGS, NMGC and NSPI.
AROs represent the fair value of estimated cash flows

associated with the Company’s legal obligation

to
retire its property,

plant and equipment. Non-ARO COR represent estimated

funds received from
customers through depreciation rates to cover future

COR of property, plant

and equipment value upon
retirement that are not legally required. This reduces rate

base for ratemaking purposes. This liability is
reduced as COR are incurred and increased as depreciation

is recorded for existing assets and as new
assets are put into service.
Storm Reserve
The storm reserve is for hurricanes and other named storms

that cause significant damage to Tampa
Electric and PGS systems. As allowed by the FPSC, if

the charges to the storm reserve exceed the storm
liability, the excess

is to be carried as a regulatory asset. Tampa

Electric and PGS can petition the FPSC
to seek recovery of restoration costs over a 12-month

period, or longer, as determined

by the FPSC, as
well as replenish the reserve. In 2021, 2020 and 2019,

Tampa

Electric incurred storm restoration
preparation costs for multiple hurricanes of approximately $ 10 million USD, which was charged to the
storm reserve regulatory liability .
Regulatory Environments
Florida Electric Utility
Tampa Electric is regulated by the FPSC and is also subject to regulation by the Federal Energy
Regulatory Commission (“FERC”). The FPSC sets rates at a level that allows utilities such as Tampa
Electric to collect total revenues or revenue requirements equal to their cost of providing service, plus an appropriate return on invested capital.
Tampa

Electric’s approved regulated return on equity

(“ROE”) range for 2021 and 2020 was
9.25

per cent
to 11.25

per cent based on an allowed equity capital structure

of
54

per cent. An ROE of
10.25

per cent is
used for the calculation of the return on investments for

clauses.
Beginning in 2022, Tampa

Electric’s
approved regulated ROE range is 9.00

per cent to
11.00

per cent, based on an allowed equity capital
structure of 54

per cent. An ROE of
9.95

per cent will be used for the calculation of the return on
investments for clauses. See below for further detail.
Fuel Recovery
Tampa

Electric has a fuel recovery clause approved by

the FPSC, allowing the opportunity to recover
fluctuating fuel expenses from customers through annual fuel rate adjustments. The FPSC annually
approves cost-recovery rates for purchased power,

capacity, environmental

and conservation costs,
including a return on capital invested. Differences

between the prudently incurred fuel costs and the

cost-
recovery rates and amounts recovered from customers

through electricity rates in a year are deferred to a
regulatory asset or liability and recovered from or returned to customers in a subsequent year.

On January 19, 2022, Tampa

Electric requested a mid-course adjustment to its fuel

and capacity charges
to recover an additional $ 169

million USD, effective with April 2022 customer

bills, due to an increase in
fuel commodity and capacity costs. The FPSC is expected

to issue its decision in March 2022.
On July 19, 2021, Tampa

Electric requested a mid-course adjustment of $
83

million USD to its fuel and
capacity charges, effective with September 2021

customer bills, due to an increase in fuel commodity

and
capacity costs in 2021. On August 3, 2021, the FPSC

approved the request to recover the costs during
the months of September through December 2021.
Base rates
On August 6, 2021, Tampa

Electric filed with the FPSC a joint motion for approval of

a settlement
agreement (the “Settlement Agreement”) by Tampa

Electric and the intervenors in relation to its rate case
filed with the FPSC in April 2021. The Settlement Agreement

provides for a projected increase of $
191
million USD in rates annually,

effective with January 2022 bills. This increase

will consist of $
123

million
USD in base rate charges and $ 68

million USD to recover the costs of retiring assets

including, Big Bend
coal generation assets Units 1 through 3 and meter assets.

The Settlement Agreement further includes
two subsequent year adjustments of $ 90

million USD and $
21

million USD, effective January 2023 and
January 2024, respectively related to the recovery of future investments in the Big Bend Modernization
project and solar generation. The allowed equity in the

capital structure will continue to be
54

per cent
from investor sources of capital. The Settlement Agreement

includes an allowed regulated ROE range of
9.0

per cent to
11.0

per cent with a
9.95

per cent midpoint. It also provides for a
25

basis point increase in
the allowed ROE range and mid-point, and $ 10

million USD of additional revenue, if U.S. Treasury

Bond
yields exceed a specific threshold set on the date the

FPSC votes to approve the agreement. Under the
agreement, base rates will not further change from January

1, 2022 through December 31, 2024, unless
Tampa

Electric’s earned ROE were to fall below the

bottom of the range during that time. The Settlement
Agreement contains a provision whereby Tampa

Electric agrees to quantify the future impact

of a change
in tax rates on net operating income through a reduction

or increase in base revenues within 180 days of
when such tax change becomes law or its effective

date. The Settlement Agreement further creates a
mechanism to recover the costs of retiring coal generation

units and meter assets over a period of 15
years which survives the term of that agreement. The

Settlement Agreement sets new depreciation and
dismantlement rates effective January 1, 2022 and

contains the provisions that Tampa

Electric will not
have to file another depreciation study during the term

of the agreement but will file a new depreciation
study no more than one year,

nor less than 90 days, before the filing of its next general base rate
proceeding. Tampa

Electric agreed not to hedge natural gas through the period

ending on December 31,
2024. On October 21, 2021, the FPSC approved the Settlement

Agreement and the final order,

reflecting
such approval, was issued in November 2021.
On April 9, 2019, Tampa

Electric reached a settlement agreement with consumer

parties regarding
eligible storm costs as a result of Hurricane Irma in 2017,

which was approved by the FPSC on May 21,
2019. As a result, Tampa

Electric refunded $
12

million USD to customers in January 2020, resulting in
minimal impact to the Consolidated Statements of Income.
Solar Base Rate Adjustments Included in Base Rates
As of December 31, 2021, Tampa

Electric has invested $
850

million USD in
600

MW of utility-scale solar
photovoltaic projects, which are recoverable through FPSC-approved solar base rate adjustments
(“SoBRAs”). AFUDC is being earned on these projects

during construction. The FPSC has approved
SoBRAs representing a total of 600

MW or $
104

million USD annually in estimated revenue requirements
for in-service projects.

The true-up filing for SoBRAs tranche 1 and 2 revenue

requirement estimates that were included in base
rates as of September 2018 and January 2019, respectively,

was submitted on April 30, 2020, and the
FPSC approved the amount on August 18, 2020. A $ 5

million USD true-up was returned to customers in
2020. On October 12, 2021, the FPSC approved the true-up filing for SoBRA tranche 3, included in base
rates as of January 2020. An estimated $ 4

million true-up was returned to customers during

2021. The
true-up for SoBRA tranche 4 will be filed in early 2022.
Storm Protection Cost Recovery Clause and Settlement

Agreement
On October 3, 2019, the FPSC issued a rule to implement

a Storm Protection Plan (“SPP”) Cost
Recovery Clause. This clause provides a process for Florida

investor-owned utilities, including Tampa
Electric, to recover transmission and distribution storm hardening costs for incremental activities not
already included in base rates. Tampa

Electric submitted its storm protection plan with

the FPSC on April
10, 2020. On April 27, 2020, Tampa

Electric submitted a settlement agreement with

the FPSC which
specified a $ 15

million USD base rate reduction for SPP program costs

previously recovered in base
rates beginning January 1, 2021. On June 9, 2020, the

FPSC approved this settlement agreement. On
August 3, 2020, Tampa

Electric submitted another settlement agreement to the

FPSC for approval,
including cost recovery of approximately $ 39

million USD in proposed storm protection project costs

for
2020 and 2021. This cost recovery includes the $ 15

million USD of costs removed from base rates. This
settlement agreement was approved on August 10,

2020 and Tampa

Electric’s cost recovery began in
January 2021. The current approved plan will apply for

the years 2020, 2021 and 2022, and
Tampa
Electric will file a new plan in April 2022 to determine cost recovery in 2023, 2024, and 2025.
The June 9, 2020 settlement agreement approved by the

FPSC disclosed above also included approval
of Tampa

Electric’s petition to eliminate its $
16

million USD accumulated amortization reserve surplus

for
intangible software assets through a credit to amortization

expense in 2020.

Big Bend Modernization Project
Tampa

Electric expects to invest approximately $
850

million USD during 2018 through 2023 to modernize
the Big Bend Power Station, of which approximately $ 695

million USD has been invested through
December 31, 2021. The modernization project will repower

Big Bend Unit 1 with natural gas combined-
cycle technology and eliminate coal as this unit’s

fuel. As part of the modernization project, Tampa
Electric retired the Unit 1 components that will not be used in the modernized plant in 2020 and Big Bend
Unit 2 in 2021. Tampa

Electric plans to retire Big Bend Unit 3 in 2023 as it

is in the best interest of the
customers from an economic, environmental risk and operationa

l

perspectives.

At December 31, 2021, the balance sheet included $ 636

million USD in electric utility plant and $
267
million USD in accumulated depreciation

related to Unit 1 components and Unit 2 and Unit

3 assets. In
accordance with Tampa

Electric’s 2017 settlement agreement approved

by the FPSC, Tampa

Electric
continued to account for its existing investment in Unit 1, 2 and 3 in electric utility plant and depreciate the
assets using the current depreciation rates until December

31, 2021, at which point they were reclassified
to a regulatory asset on the balance sheet.

Tampa

Electric’s Settlement Agreement provides recovery

for the Big Bend Modernization project in two
phases. The first phase is a revenue increase to cover the costs of the assets in service during 2022,
among other items. The remainder of the project costs

will be recovered as part of the 2023 subsequent
year adjustment. The Settlement Agreement also includes

a new charge to recover the remaining costs of
the retiring Big Bend coal generation assets, Units 1

through 3, which will be spread over
15 years

and
will survive the termination of the Settlement Agreement. The special capital recovery schedule for all
three units was applied beginning January 1, 2022.
Canadian Electric Utilities
NSPI
NSPI is a public utility as defined in the Public Utilities Act of Nova Scotia

(“Public Utilities Act”) and is
subject to regulation under the Public Utilities Act by the UARB.

The Public Utilities Act gives the UARB
supervisory powers over NSPI’s operations and

expenditures. Electricity rates for NSPI’s customers

are
also subject to UARB approval.
NSPI is regulated under a cost-of-service model, with rates

set to recover prudently incurred costs of
providing electricity service to customers and provide a

reasonable return to investors. NSPI’s approved
regulated ROE range for 2021 and 2020 was 8.75

per cent to
9.25

per cent based on an actual five
quarter average regulated common equity component

of up to
40

per cent.
NSPI has a FAM, approved

by UARB which enables it to seek recovery of its fuel

costs from customers
through regularly scheduled fuel rate adjustments. Differences between actual fuel costs and amounts
recovered from customers through electricity rates in a

year are deferred to a FAM

regulatory asset or
liability and recovered from or returned to customers

in subsequent years.

NSPI is currently operating under a three -year fuel stability plan which results in an average annual overall rate increase of 1.5

per cent to recover fuel costs for the period of 2020 through

2022. These rates
include recovery of Maritime Link costs.
On January 27, 2022, NSPI filed a General Rate Application

(“GRA”) with the UARB. The GRA proposes
a rate stability plan for 2022 through 2024 which includes average base rate increases of
2.9

per cent per
year and average fuel rate increases pursuant to the FAM

of
0.8

per cent per year on August 1, 2022,
January 1, 2023 and January 1, 2024. The proposed rates

would result in annualized incremental
revenue (base and fuel rates) increases of $ 52

million in 2022 ($
21

million related to August 1, 2022
through December 31, 2022), $ 54

million in 2023 and $
56

million in 2024. A decision by the UARB is
expected later this year.
The Maritime Link is a $ 1.8

billion (including AFUDC) transmission project including two

170-kilometre
sub-sea cables, connecting the island of Newfoundland and

Nova Scotia. The Maritime Link entered
service on January 15, 2018 and NSPI started interim

assessment payments to NSPML at that time. The
UARB approved 2021 interim cost assessment recovery

payment to NSPML was $
172

million (2020 -
$ 145

million) and as of December 31, 2021 $
139

million (2020 - $
135

million) has been paid.
The
approved interim cost assessment payments are subject to a holdback of up to $10 million pending UARB agreement that benefits from the Maritime Link are realized for NSPI customers . For 2021, NSPI has recorded a $ 10

million (2020 - $
4

million) holdback payable to NSPML and NSPML has deferred
collection of $ 23

million in depreciation expense in 2021. On January 18,

2022, the UARB directed NSPI
to pay to NSPML

approximately $
10

million of the 2021 holdback.
As part of a three
-year fuel stability plan, electricity rates have been

set to include the $
145

million
approved Maritime Link assessment for 2020 and amounts

of $
164

million and $
162

million for 2021 and
2022, respectively.

Any difference between the amounts included

in the fuel stability plan and those
approved by the UARB through the NSPML interim assessment

application will be addressed through the
FAM.

In response to the delayed timing of energy delivery from the Muskrat Falls project, which is being developed by Nalcor Energy, the approved Maritime Link interim assessment payment in 2019 reflected a reduction in NSPML’s assessment, related to depreciation and amortization expenses. The UARB’s decision to approve NSPI’s 2020 through 2022 fuel stability plan outlined the treatment of the reduced
2019 NSPML assessment of $52 million plus interest. NSPI refunded approximately $40 million plus interest to customers, and the remaining $12 million plus interest will be returned to customers subsequent to 2022.

NSPML
Equity earnings from the Maritime Link are dependent

on the approved ROE and operational
performance of NSPML. NSPML’s

approved regulated ROE range is
8.75

per cent to
9.25

per cent,
based on an actual five-quarter average regulated common

equity component of up to
30

per cent.

Nalcor’s NS Block delivery obligations commenced on August 15,

2021 and delivery will continue over the

next 35

years pursuant to the agreements. On August 9, 2021,

NSPML filed a final capital cost
application with the UARB seeking approval to recover

capital costs associated with the Maritime Link
and approval of NSPML’s

2022 assessment. In December 2021, NSPML obtained

an interim decision
from the UARB approving interim rates beginning January

1, 2022, until receipt of the UARB’s decision
on the application. On February 9, 2022, the UARB issued

its decision relating to the Maritime Link
Project, approving NSPML’s

requested rate base of approximately $
1.8

billion less costs that would not
otherwise have been recoverable if incurred by NSPI.

The UARB also approved approximately $
168
million of NSPML revenue requirement in 2022 subject

to a holdback of $
2

million per month beginning
April 1, 2022 and thereafter

to the end of the year. This

holdback is to be used to fund any replacement
energy costs incurred by NSPI due to a 10 per cent or

greater shortfall in contracted NS Block deliveries
each month and will otherwise be released to NSPML.

NSPML is required to provide the UARB with a
compliance filing by February 16, 2022 which will confirm the impacts of this decision including the
amount of the unrecoverable items which are not expected

to exceed $
10

million (pre-tax).
Other Electric Utilities
The Barbados Light & Power Company Limited

BLPC is regulated by the Fair Trading

Commission (“FTC”),

an independent regulator, under

the Utilities
Regulation (Procedural) Rules 2003. The Government

of Barbados has granted BLPC a franchise to
generate, transmit and distribute electricity on the island

until 2028. In 2019, the Government of Barbados
passed legislation amending the number of licenses required

for the supply of electricity from a single
integrated license which currently exists to multiple licenses for Generation, Transmission and
Distribution, Storage, Dispatch and Sales. In March 2021,

BLPC reached commercial agreement with the
Government of Barbados for each of the license types,

subject to the passage of implementing
legislation. Following a general election called late in 2021 for January 19, 2022, the new licenses are
expected to take effect in 2022 on completion

of the legislative process. The Dispatch license will have

a
term of 5 years

with the remaining licenses having terms ranging from
25 - 30 years . BLPC anticipates that
any increased costs associated with the implementation

of the new multi-licensed structure will be
recoverable through BLPC’s regulatory framework.

BLPC is currently assessing the full impact of the

new
licenses on its business and working towards the successful

implementation of the licenses.
BLPC is regulated under a cost-of-service model, with

rates set to recover prudently incurred costs of
providing electricity service to customers and provide an

appropriate return to investors. BLPC’s
approved regulated return on rate base was 10

per cent for 2021 and 2020.
BLPC has a fuel pass-through mechanism which provides

the opportunity to recover all prudently
incurred fuel costs from customers in a timely manner.

The approved calculation of the fuel charge is
adjusted monthly and reported to the regulator.
On October 4, 2021 BLPC submitted a general rate review

application to the FTC. The application seeks
a rate adjustment and the implementation of a cost reflective rate structure that will facilitate the changes
expected in the newly reformed electricity market and the

country’s transition towards 100 per cent
renewable energy generation. The application seeks

recovery of capital investment in plant, equipment
and related infrastructure and results in an increase in

annual non-fuel revenue of approximately $
23
million USD upon approval. The application includes a

request for allowed regulatory ROE of
12.50

per
cent on an allowed equity capital structure of 65

per cent. A decision is expected from the FTC in the
second half of 2022.

On October 21, 2021 the FTC approved BLPC’s application

to implement a fuel hedging program which
will be incorporated into the calculation of the fuel clause adjustment. On November 10, 2021 BLPC
requested the FTC review the required 50
/50 cost sharing arrangement between BLPC and customers

in
relation to the hedging administrative costs, or any gains

and losses associated with the hedging
program. A decision is expected from the FTC in the first

half of 2022.
In December 2018, the Government of Barbados signed the
Income Tax

Amendment Act

into law. This
legislation, which was effective January 1, 2019,

created a new corporate income tax rate schedule and
eliminated certain tax credits. At the date of enactment, BLPC was required to remeasure its deferred
income tax liability at the new lower corporate income tax

rate, resulting in recognition of an income tax
recovery of $ 10

million USD of which $
7

million USD was deferred as a regulatory

liability, all of which
was recognized in earnings in Q1 2020.

Grand Bahama Power Company Limited
GBPC is regulated by the GBPA.

The GBPA

has granted GBPC a licensed, regulated and exclusive
franchise to produce, transmit and distribute electricity

on the island until 2054. There is a fuel pass-
through mechanism and tariff review policy

with new rates submitted every three years. GBPC’s

approved
regulated return on rate base was 8.37

per cent for 2021 (2020 -
8.34

per cent).

On January 14, 2022, the GBPA

issued its decision on GBPC’s application

for rate review that was filed
with the GBPA on

September 23, 2021. The decision, which becomes

effective April 1, 2022, allows for
an increase in revenues of $ 3.5

million USD. The new rates include a regulatory ROE

of
12.84

per cent.
In 2017, as part of the recovery of costs incurred as a

result of Hurricane Matthew,

the GBPA approved

a
fixed per kWh fuel charge and allowed the difference

between this and the actual cost of fuel to be
applied to the Hurricane Matthew regulatory asset. In

September 2021, GBPC filed an application for rate
review with the GBPA.

As part of its decision issued January 14, 2022

and effective April 1, 2022, the
GBPA approved

the continued amortization of the remaining regulatory

asset over the three year period
ending December 31, 2024.
Dominica Electricity Services Ltd
Domlec is regulated by the Independent Regulatory Commission,

Dominica. On October 7, 2013, the
Independent Regulatory Commission, Dominica issued

a Transmission, Distribution & Supply

License
and a Generation License, both of which came into effect

on January 1, 2014, for a period of
25
years. Domlec’s approved allowable regulated return

on rate base was
15

per cent for 2021 and 2020.
Domlec has a fuel pass-through mechanism which provides

opportunity to recover substantially all
prudently incurred fuel costs in a timely manner.
Gas Utilities and Infrastructure
PGS
PGS is regulated by the FPSC. The FPSC sets rates at

a level that allows utilities such as PGS to collect
total revenues or revenue requirements equal to their

cost of providing service, plus an appropriate return
on invested capital.
PGS’s approved ROE range for 2021 was 8.9

per cent to
11.0

per cent with a
9.9

per cent midpoint,
based on an allowed equity capital structure of 54.7

per cent. PGS’s approved ROE range for

2020 was
9.25

per cent to
11.75

per cent, based on an allowed equity capital structure

of
54.7

per cent. An ROE of
10.75

per cent was used for the calculation of return on

investments for clauses.
PGS recovers the costs it pays for gas supply and

interstate transportation for system supply through its
purchased gas adjustment clause. This clause is designed to

recover actual costs incurred by PGS for
purchased gas, gas storage services, interstate pipeline capacity,

and other related items associated with
the purchase, distribution, and sale of natural gas to its

customers. These charges may be adjusted
monthly based on a cap approved annually by the FPSC.
The FPSC annually approves cost-recovery rates

for conservation costs and Cast Iron/Bare Steel Pipe
Replacement costs, including a return on capital invested

incurred in developing and implementing
energy conservation programs. The Cast Iron/Bare Steel

Pipe Replacement clause is to recover the cost
of accelerating the replacement of cast iron and bare

steel distribution lines in the PGS system. The
FPSC approved a replacement program of approximately 5

per cent, or
800

kilometres, of the PGS
system at a cost of approximately $ 80

million USD over a
10 -year period beginning in 2013. In February
2017, the FPSC approved an amendment to the cast iron

bare steel rider to include certain plastic
materials and pipe deemed obsolete by Pipeline and Hazardous

Materials Safety Administration, totaling
approximately 880

kilometres. PGS estimates that the majority of cast

iron and bare steel pipe will be
removed from its system by the end of 2022, with the replacement of obsolete plastic pipe continuing until
2028 under the rider.
On November 19, 2020, the FPSC approved a settlement agreement filed by PGS.

The settlement
agreement allows for an increase to base rates by $ 58

million USD annually effective January 1 2021,
which is a $ 34

million USD increase in revenue and $
24

million USD increase of revenues previously
recovered through the cast iron and bare steel replacement

rider. It provides

PGS the ability to reverse a
total of $ 34

million USD of accumulated depreciation through

2023. PGS has not reversed any of this
accumulated depreciation to date. In addition, the agreement sets new depreciation rates effective
January 1, 2021. Under the agreement base rates are

frozen from January 1, 2021 to December 31,
2023, unless its earned ROE were to fall below 8.9

per cent before that time with an allowed equity in the
capital structure of 54.7

per cent from investor sources of capital. The settlement

agreement provides for
the deferral of income taxes as a result of changes in

tax laws. The changes would be reflected as

a
regulatory asset or liability and either result in an increase or a decrease in customer rates through a
subsequent regulatory process.
NMGC
NMGC is subject to regulation by the NMPRC. The NMPRC

sets rates at a level that allows NMGC to
collect total revenues equal to its cost of providing

service, plus an appropriate return on invested

capital.

NMGC’s approved ROE for 2021 was 9.375

per cent on an allowed equity capital structure of
52

per cent.
The approved ROE for 2020 was 9.10

per cent on an allowed capital structure of
52

per cent.

NMGC recovers gas supply costs through a purchased

gas adjustment clause (“PGAC”). This clause
recovers NMGC’s actual costs for purchased gas, gas

storage services, interstate pipeline capacity,

and
other related items associated with the purchase, transmi

ssion, distribution, and sale of natural gas to its
customers. On a monthly basis, NMGC can adjust the

charges based on the next month’s expected cost
of gas and any prior month under-recovery or over-recovery.

The NMPRC requires that NMGC annually
file a reconciliation of the PGAC period costs and recoveries.

NMGC must file a PGAC Continuation Filing
with the NMPRC every four years to establish that the

continued use of the PGAC is reasonable and
necessary. In December

2020, NMGC received approval of its PGAC Continuation

Filing for the four-year
period ending December 2024.
In February 2021, the State of New Mexico experienced

an extreme cold weather event that resulted in
an incremental $ 108

million USD for gas costs above what it would normally

have paid during this period.
On June 15, 2021, the NMPRC approved the recovery

over a period of
30

months beginning July 1,
2021. For more information, refer to the “NMGC Winter

Event Gas Cost Recovery” section above.
On December 16, 2020, the NMPRC approved a settlement

agreement for new rates that became
effective on January 1, 2021. The new rates reflect

the recovery of capital investment in pipelines and
related infrastructure and resulted in an increase in revenue of approximately $
5

million USD annually.

On December 13, 2021, NMGC filed a rate case with

the NMPRC for new rates to become effective
January 2023. NMGC requested a $ 41

million increase in annual base revenues primarily

as a result of
increased operating costs and capital investments in pipelines and related infrastructure. A decision from
the NMPRC is expected by the end of 2022.
Brunswick Pipeline

Brunswick Pipeline is a 145
-kilometre pipeline delivering natural gas from the Canaport™

LNG import
terminal near Saint John, New Brunswick to markets in

the northeastern United States. Brunswick
Pipeline entered into a 25
-year firm service agreement commencing in July

2009 with Repsol Energy
Canada. The agreement provides for a predetermined

toll increase in the fifth and fifteenth year of the
contract. The pipeline is considered

a Group II pipeline regulated by the Canada Energy Regulator
(“CER”). The CER Gas Transportation Tariff

is filed by Brunswick Pipeline in compliance with the
requirements of the CER Act

and sets forth the terms and conditions of the transportation rendered by
Brunswick Pipeline.